Skadden, Arps, Slate, Meagher & Flom LLP

Four Times Square

New York, New York 10036-6522

October 23, 2012

Via Edgar

Mr. Michael McTiernan

Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-3628

Re:	Spinco Inc.
Confidential Draft Registration Statement on Form S-11
Submitted August 20, 2012
CIK No. 0001556593

Dear Mr. McTiernan:

On behalf of Spinco Inc. (the “Company”), we submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated September 17, 2012 (the “Comment Letter”), relating to the Company’s Registration Statement on Form S-11 that was confidentially submitted to the Commission on August 20, 2012 (the “Registration Statement”).

In accordance with the procedures described in the announcement of the Division of Corporation Finance of the Commission regarding submission of draft registration statements by emerging growth companies pursuant to the provisions of the Jumpstart Our Business Startups Act (the “JOBS Act”), the enclosed clean and marked copies of the Company’s revised Registration Statement on Form S-11 (the “Revised Registration Statement”) are being submitted to you in draft, unsigned form and on a confidential basis.

The changes reflected in the Revised Registration Statement include those made in response to the comments of the Staff set forth in the Comment Letter. The Revised Registration Statement also includes other changes that are intended to update, clarify and render more complete the information contained therein.

Set forth below are the Company’s responses to the comments raised in the Comment Letter. The headings and paragraph numbers of this letter correspond to the headings and paragraph numbers contained in the Comment Letter and, to facilitate the Staff’s review, we have reproduced the text of the Staff’s comments in bold italics below. Capitalized terms used but not defined herein have the meanings given to them in the Revised Registration Statement. All references to page numbers and captions (other than those in the Staff’s comments) correspond to the page numbers and captions in the marked copy of the Revised Registration Statement.

General

1.	We note that you intend to operate your business in a manner that will permit you to maintain an exemption from registration under the 1940 Act. Please provide us with a detailed analysis of the exemption that you intend to rely on and how your investment strategy will support that exemption. Please note that we will refer your response to the Division of Investment Management for further review.

The Company supplementally confirms to the Staff that it intends to conduct its operations in a manner that will permit it to maintain an exemption from registration as an investment company under the Investment Company Act of 1940 (the “Investment Company Act”). The Company intends to rely upon the exclusion from registration as an investment company under the Investment Company Act pursuant to Section 3(c)(5)(C) of the Investment Company Act, which excludes from registration as an investment company “[a]ny person who is not engaged in the business of issuing redeemable securities, face-amount certificates of the installment type or periodic payment plan certificates, and who is primarily engaged in . . . purchasing or otherwise acquiring mortgages and other liens on and interests in real estate.”

Mr. Michael McTiernan

Securities and Exchange Commission

October 23, 2012

The Company is not engaged in the business of issuing redeemable securities, face-amount certificates of the installment type or periodic payment plan certificates. The Company intends to be primarily engaged in the business of purchasing or otherwise acquiring mortgages and other liens on and interests in real estate. In various letters, the Staff has stated that it would regard an issuer as being primarily engaged in this business, within the meaning of Section 3(c)(5)(C), if (a) at least 55% of the value of the issuer’s total assets consists of real estate interests (“Qualifying Assets”), (b) at least an additional 25% of the value of the issuer’s total assets consists of real estate related assets (“Real Estate Related Assets”) and/or additional Qualifying Assets and (c) no more than 20% of the value of the issuer’s total assets consists of assets other than Qualifying Assets and Real Estate Related Assets.1

The Company intends to invest at least 55% of its total assets (i) in whole-pools of residential mortgage-backed securities (“RMBS”) for which a U.S. Government agency such as the Government National Mortgage Association, or a federally chartered corporation such as the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation, guarantees payments of principal and interest on the securities (“Agency RMBS”) and (ii) in private whole-pool residential mortgage-backed securities (“non-Agency RMBS”). The Staff has indicated that it would regard as Qualifying Assets for purposes of Section 3(c)(5)(C), among other things, whole-pool agency certificates.2 The Staff also has granted no-action assurance to permit pass-through notes secured by whole-pools of conventional mortgage loans to be treated as Qualifying Assets.3 Accordingly, consistent with Staff no-action positions, the Company intends to treat as Qualifying Assets whole-pool Agency RMBS and non-Agency RMBS.

The Company intends to invest an additional 25% of its total assets in (i) additional whole-pool Agency RMBS and non-Agency RMBS, (ii) partial-pool Agency RMBS and non-Agency RMBS, and (iii) other partial pool securities, including excess mortgage servicing rights (“Excess MSRs”). Excess MSRs are partial mortgage pool securities that represent an ownership interest in interest payments made on an underlying pool of mortgage loans. Mortgage-servicing rights (“MSRs”) provide a mortgage servicer with the right to service a pool of mortgages in exchange for a portion of the interest payments made on the underlying mortgages, which portion is expressed as a specified percentage of the unpaid principal balance of the mortgages. The servicer retains the rights to a portion of these interest payments as compensation for providing its servicing activities, and may sell all or a portion of the right to receive the remainder (the Excess MSR) to third parties, such as the Company. Payments on the Excess MSR are expressed as a percentage of the unpaid principal balance of the mortgage pool. We supplementally inform you that disclosure in the prospectus that states the Company “owns a 65% interest in the Excess MSRs” means that the servicer will assign to the Company the right to receive 65% of the amounts payable with respect to a particular Excess MSR and that the Company will receive such payments directly from the mortgage pool, and not from the servicer or any other entity interposed between the Company and the mortgage pool.

[1]	See, e.g., Citytrust, SEC No-Action Letter (pub. avail. Dec. 19, 1990); Prudential-Bache Securities, Inc., SEC No-Action Letter (pub. avail. Aug. 19, 1985); and Salomon Brothers, Inc., SEC No-Action Letter (pub. avail. June 17, 1985).
[2]	See, e.g., American Home Finance Corp., SEC No-Action Letter (pub. avail. Apr. 9, 1991) (no-action relief granted to permit certificates representing the entire ownership interest in a particular pool of mortgage loans to be treated as Qualifying Assets). The Staff has reasoned that holding the certificates with respect to a whole pool of mortgages is the functional equivalent of owning the mortgages and that the investor in such certificates would have the same investment experience as if the investor held the underlying mortgages. See, e.g., Security Mortgage Acceptance Corp. I, SEC No-Action Letter (pub. avail. Jan. 6, 1986); Salomon Brothers Inc., SEC No-Action Letter (pub. avail. Dec. 4, 1985).
[3]	See, e.g., Premier Mortgage Corp., SEC No-Action Letter (pub. avail. Mar. 14, 1983).

Mr. Michael McTiernan

Securities and Exchange Commission

October 23, 2012

The Staff generally views Real Estate Related Assets more broadly than Qualifying Real Estate Assets. The Staff has stated that partial pool securities are considered to be Real Estate Related Assets for purposes of the 25% portion of the “primarily engaged” test.4 Consistent with this pronouncement, the Company intends to treat its investment in partial pool securities as Real Estate Related Assets, including partial pool Agency RMBS, partial pool non-Agency RMBS and Excess MSRs.

2.	We refer to your disclosure that you intend to take advantage of the extended transition period for the adoption of new or revised accounting pronouncements. Please revise your disclosure to affirmatively state your election at this time. If you elect to use the extended transition period, you may later decide to change your election. See Q&As (13) and (37) of the JOBS Act FAQs available on our website at http://www.sec.gov/divisions/corpfin/guidance/cfjjobsactfaq-title-i-general.htm.

In response to the Staff’s comment, the Company has revised the Registration Statement to affirmatively state that it has elected to take advantage of the benefits of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act, for complying with new or revised accounting standards. This disclosure is included on page 12 and is set forth below for ease of reference.

In addition, Section 107 of the JOBS Act also provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. In other words, an “emerging growth company” can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to take advantage of the benefits of this extended transition period.

3.	We refer to your disclosure of the exemption from Section 404(b) of the Sarbanes-Oxley Act of 2002. Please expand your disclosure to also discuss the exemptions from Section 14A(a) and (b) of the Securities Exchange Act of 1934 that are available to you as an emerging growth company.

In response to the Staff’s comment, the Company has expanded its disclosure to discuss the exceptions from Section 14A(a) and (b) of the Securities Exchange Act of 1934 that are available to the Company as an emerging growth company. This disclosure is included on pages 12 and 51–52 and is set forth below for ease of reference.

As such, we are eligible to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”) and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

4.	Please supplementally provide us with any written materials that you or anyone authorized to do so on your behalf provides in reliance on Section 5(d) of the Securities Act to potential investors that are qualified institutional buyers or institutional accredited investors. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company advises the Staff that neither the Company nor anyone authorized to act on its behalf has provided any written materials in reliance on Section 5(d) of the Securities Act to potential investors that are qualified institutional buyers or institutional accredited investors. Furthermore, no brokers or dealers have participated or will participate in the offering contemplated by the prospectus that forms a part of the Revised

[4]	See, e.g., SEC, Div. of Investment Management, Protecting Investors: A Half Century of Investment Company Regulations, at 73 (May 1992).

Mr. Michael McTiernan

Securities and Exchange Commission

October 23, 2012

Registration Statement, and accordingly there are no research reports about the Company being published or distributed in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the JOBS Act by any broker or dealer that is participating or will participate in such offering.

5.	Please provide supporting documentation for factual statements contained in the prospectus where you cite third party sources or the text does not make clear the basis for your statement. Please specifically include documentation supporting disclosure concerning Nationstar. We provide the following statements by way of example only:

•	These sales represent a small fraction of the total principal amount of mortgage loans outstanding, which is approximately $10.2 trillion according to Inside Mortgage Finance, page 91;

•	Nationstar is one of the largest, fastest growing non-bank mortgage servicers in the United States, page 91; and

•	Nationstar is a preferred partner of many large financial organizations, including GSEs and other regulated institution, page 91.

In response to the Staff’s comment, the Company is submitting documentation, in hard copy form, to support factual statements contained in the Revised Registration Statements that cite third party sources or that do not make clear the basis for the Company’s statement, including documentation supporting disclosure concerning Nationstar. The Company is providing this material pursuant to Rule 418 of the Securities Act and hereby requests that such material should be returned to the Company upon completion of the Staff review process.

Prospectus Summary, page 1

6.	Please include some language discussing any competitive disadvantages to your relationship with Nationstar and the risks to you if Nationstar’s business does not grow as you expect.

In response to the Staff’s request, the Company has expanded its disclosure on pages 7, 78 and 96. This disclosure is set forth below for ease of reference.

We currently expect to continue to make co-investments with Nationstar, and we may also acquire Excess MSRs from other servicers. In the event that we cannot invest in Excess MSRs with Nationstar, we may not be able to find other suitable counterparties from which to acquire Excess MSRs, which could have a material adverse effect on our business. At the same time, our co-investments with Nationstar expose us to counterparty concentration risk, which could increase if we do not or cannot acquire Excess MSRs from other counterparties.

7.	We note your disclosure on page 31 that your repurchase agreement obligations will be with a very limited number of counterparties, and possibly a single counterparty. Please identify the counterparty.

The Company has expanded its disclosure to identify the counterparty to its repurchase agreements, which is Credit Suisse Securities (USA) LLC, on page F-24. The Company does not expect these agreements to be extended beyond the date of the separation, since they are subject to a Newcastle guarantee. In addition, it is currently uncertain whether the Company will enter into a new agreement with this particular counterparty.

Mr. Michael McTiernan

Securities and Exchange Commission

October 23, 2012

8.	Please disclose the material provisions of the repurchase agreements you expect to have in place prior to the separation. Please also disclose the haircuts, who calculates the collateral value and how and what triggers margin calls.

The material provisions of the repurchase agreements that the Company expects to have in place prior to the separation have not yet been determined, given that the Company has not begun negotiations with any counterparty. Once determined, the Company will revise the Registration Statement to disclose such terms. In response to the Staff’s comment, the Company has expanded its disclosure to describe generally the material provisions of repurchase agreements, including haircuts, calculation of collateral value and margin call triggers. This disclosure is included on pages 8, 58–59 and 98–99 and is set forth below for ease of reference.

Prior to the separation, we expect to enter into repurchase agreements with an aggregate face amount of approximately $         to finance non-Agency RMBS and approximately $         to finance Agency RMBS. Under these agreements, we will sell a security to a counterparty and concurrently agree to repurchase the same security at a later date for a higher specified price. The sale price represents financing proceeds, and the difference between the sale and repurchase prices represents interest on the financing. The price at which the security is sold generally represents the market value of the security less a discount or “haircut,” which can range broadly, for example from 5% for Agency RMBS to 35% for non-Agency RMBS. During the term of the repurchase agreement, which can be as short as 30 days, the counterparty holds the security as collateral. The counterparty will monitor and calculate what it estimates to be the value of the collateral during the term of the agreement. If this value declines by more than a de minimis threshold, the counterparty could require us to post additional collateral (or “margin”) in order to maintain the initial haircut on the collateral. This margin is typically required to be posted in the form of cash and cash equivalents.

We expect these repurchase agreements will have terms that generally conform to the terms of the standard master repurchase agreement published by the Securities Industry and Financial Markets Association (“SIFMA”) as to repayment, margin requirements and segregation of all securities that will be sold under any repurchase transactions. In addition, each counterparty typically requires that we include supplemental terms and conditions to the standard master repurchase agreement. Typical supplemental terms and conditions include changes to the margin maintenance requirements, required haircuts, purchase price maintenance requirements, requirements that all controversies related to the repurchase agreement be litigated in a particular jurisdiction and cross default provisions. These provisions may differ for each of our counterparties and are not determined until we engage in a specific repurchase transaction.

Management Agreement, page 9

9.	Please provide an estimate of the dollar amount of the management fee to be paid to the manager in the first full fiscal year based on your initial portfolio.

The Company respectfully informs the Staff that the terms of the management fee that will apply to the Company after the separation have not yet been determined. Therefore, the Company is not currently able to provide an estimate of the dollar amount of the management fee to be paid to the Manager in the first full fiscal year.

Conditions to the Distribution, page 67

10.	In the last sentence of this section, you refer to natural gas transmission and storage. Please revise or advise.

The Company informs the Staff that it has deleted the reference to natural gas transmission and storage, which was inadvertently included.

Mr. Michael McTiernan

Securities and Exchange Commission

October 23, 2012

Reasons for the Separation, page 67

11.	Please expand your discussion as to the reasons for the separation of Spinco from Newcastle. For example, we refer to your statement that the separation will allow each of Newcastle and Spinco to maximize the strengths of their respective businesses. Please discuss how Newcastle’s and Spinco’s business models will differ post-separation.

In response to the Staff’s request, the Company has expanded its discussion as to the reasons for the separation from Newcastle and the differences between the companies’ business models after the separation. This disclosure is included on pages 2 and 66 and is set forth below for ease of reference.

Newcastle’s board of directors periodically reviews strategic alternatives. On                     , it determined that the separation of Spinco is in the best interests of Newcastle’s shareholders based on a number of factors, including the factors below.

•

Creation of two focused companies. After the separation, Spinco will focus primarily on investments in residential real estate assets, and Newcastle will focus primarily on investments in commercial real estate related assets. We believe investors may find it more appealing to be able to invest in two distinct businesses. Each business will have the opportunity to cultivate a distinct identity, which we expect will facilitate investor understanding by reducing the complexity associated with a company that has diverse business objectives.

•

Potential for a higher aggregate market value for stockholders. The separation will enable potential investors and the financial community to evaluate the performance of each company separately, which may result in a higher aggregate market value than the value of the combined company.

•

Tailored capital structure and financing options. Each company will have the flexibility to create a capital structure tailored to its needs, and each may be able to attain more favorable financing terms separately. In addition, tailored capital structures will facilitate each company’s ability to pursue acquisitions, possibly using common stock as currency, and other strategic alliances.

Neither we nor Newcastle or its board of directors can assure you that, following the separation, any of these benefits will be realized.

Mr. Michael McTiernan

Securities and Exchange Commission

October 23, 2012

12.	Please include a statement that Newcastle will be considered an underwriter for purposes of the distribution of Spinco common stock in this transaction.

The Company respectfully submits that Newcastle should not be viewed as an “underwriter” within the statutory definition of Section 2(a)(11) of the Securities Act. The definition states, in relevant part, that an underwriter is “any person who has purchased from an issuer with a view to, or offers or sells for an issuer in connection with, the distribution of any security, or participates . . . in any such undertaking.” Set forth below is the analysis supporting the conclusion that Newcastle did not purchase the Company’s shares with a view towards distribution:

•

Newcastle formed the Company as a wholly owned subsidiary in September 2011. Newcastle acquired its interests in the Company as part of that formation. The Company is currently a Delaware limited liability company but will be converted to a Delaware corporation prior to the distribution.

•

Newcastle formed the Company with a view towards using it as a vehicle to make investments in Excess MSRs and RMBS, and not with a view towards the distribution of the Company’s interests. The distribution still remains subject to approval by Newcastle’s board of directors.

•	Newcastle’s shareholders will receive the Spinco shares as a dividend, without paying any consideration, exchanging or surrendering any shares of common stock of Newcastle or taking any other action.

•	Newcastle will not receive any proceeds from, or other value in consideration of, the distribution of the Spinco shares.

As a result of the foregoing, Newcastle should not be considered an underwriter for purposes of the distribution of the Company’s common stock in this transaction.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 72

13.	Please include quantitative disclosure on the spread of your initial portfolio, i.e. the spread between the yield and the cost of funds.

In response to the Staff’s comment, the Company has expanded its disclosure to include quantitative information about the spread of its RMBS on pages 80 and 98. For ease of reference, this disclosure is set forth below.

Net Interest Spread[1]
As of June 30, 2012[1]
Weighted Average Asset Yield	6.58%
Weighted Average Interest Expense	2.25%

Net Interest Spread	4.33%

1	Pro forma for RMBS acquired subsequent to June 30, 2012, as well as for the associated financing.

The Company respectfully informs the Staff that, of the two asset classes in its initial portfolio—RMBS and Excess MSRs—only the RMBS are currently financed with debt. Accordingly, the Company has provided disclosure for the spread related to the Company’s RMBS, but not for the initial portfolio as a whole.

With respect to its Excess MSRs, the Company provides disclosure with respect to their weighted average yield on pages F-18. For ease of reference, this disclosure is set forth below.

Mr. Michael McTiernan

Securities and Exchange Commission

October 23, 2012

The following is a summary of NIC MSR’s Excess MSRs at June 30, 2012 (unaudited) and December 31, 2011:

	December 31, 2011					Period From Dec 8, 2011 (Commencement of Operations) Through Dec 31, 2011
Description	Unpaid Principal Balance	Amortized Cost Basis(A)	Carrying Value(B)	Wtd. Avg. Yield	Wtd. Avg. Maturity (Years)(C)	Changes in Fair Value Recorded in Income(D)
Pool 1	$9,705,512	$37,469	$37,637	20.0%	4.5	$168
Pool 1—Recapture Agreement	—	6,135	6,334	20.0%	10.3	199

	$9,705,512	$43,604	$43,971	20.0%	6.0	$367

	June 30, 2012					Six Months Ended June 30, 2012 (Unaudited)
Description	Unpaid Principal Balance	Amortized Cost Basis(A)	Carrying Value(B)	Wtd. Avg. Yield	Wtd. Avg. Maturity (Years)(C)	Changes in Fair Value Recorded in Income(D)
Pool 1	$9,120,148	$32,465	$37,613	18.0%	4.7	$4,151
Pool 1-Recapture Agreement	—	6,111	6,067	18.0%	10.5	588
Pool 2	9,942,371	36,934	36,934	17.3%	4.7	—
Pool 2-Recapture Agreement	—	5,904	5,904	17.3%	11.9	—
Pool 3	9,739,715	31,421	31,421	17.6%	4.7	—
Pool 3-Recapture Agreement	—	5,221	5,221	17.6%	11.3	—
Pool 4	6,210,442	12,638	12,638	17.9%	4.6	—
Pool 4-Recapture Agreement	—	2,969	2,969	17.9%	11.1	—
Pool 5	46,945,452	117,844	117,844	17.5%	4.8	—
Pool 5-Recapture Agreement	—	8,521	8,521	17.5%	12.3	—

	$81,958,128	$260,028	$265,132	17.6%	5.5	$4,739

(A)	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	Weighted Average Maturity represents the weighted average expected timing of the receipt of cash flows for this investment.
(D)	The portion of the change in fair value of the Recapture Agreements relating to loans recaptured to date is reflected in the respective pool.

Application of Critical Accounting Policies, page 75

Excess MSRs, page 75

14.	Please cite the specific ASC guidance relied upon to determine the revenue recognition policy for your Excess MSRs and your basis for following that guidance.

The Company respectfully informs the Staff that Excess MSRs are not servicing assets because they do not represent a contract to service financial assets. The Company does not perform any servicing activities and,

Mr. Michael McTiernan

Securities and Exchange Commission

October 23, 2012

therefore, does not recognize servicing revenue. The Excess MSRs are a financial asset because they meet the definition of financing receivables (loans) under ASC 310-10-20 as they (i) represent a contractual right to receive money on fixed dates, and (ii) are recognized as an asset in the statement of financial position. Pursuant to ASC 835-30-35, the Company recognizes interest income on the Excess MSRs based on the interest method. The Company considers the Excess MSRs to be held for investment.

The Company notes that it has elected to measure the Excess MSRs at fair value pursuant to ASC 825-10-25. Therefore, while its revenue recognition policy impacts the classification of amounts on the statements of income, it does not impact net income.

The Company also notes that Excess MSRs do not qualify for accounting under the following guidance for the reasons stated below:

1)	ASC 860-10-15-83—Derivative Instruments. Excess MSRs are not derivative instruments because their significant initial net investment does not meet the criteria in 83(b).

2)	ASC 320-10-20—Securities. Excess MSRs are not securities for purposes of this standard because they do not meet any of criteria (a)–(c) under the glossary definition of Securities.

Recent Accounting Pronouncements, page 78

15.	We note your disclosure that some of the FASB proposed standards are significant and could have a material impact on your financial reporting and that you will evaluate the potential impact of these proposals as the standards are finalized. Please revise your disclosure to clarify that you intend to take advantage of the benefits of the extended transition period provided in the JOBS Act for complying with new or revised accounting standards as you indicated on pages 52 and 72. Also, to the extent applicable, provide the disclosure required by FAQ 14 of the April 16, 2012 Generally Applicable Questions on Title I of the JOBS Act as it relates to recently issued accounting standard that will apply to your financial statements.

In response to the Staff’s comment, the Company has added the following statement to the discussion of recent accounting pronouncements on page 75:

We are an emerging growth company within the meaning of the rules under the Securities Act, and we have elected to take advantage of the delayed adoption of new or revised accounting standards applicable to public companies.

With respect to the disclosure required by FAQ 14, the Company respectfully informs the Staff that the disclosure is not currently applicable because there are no recently issued accounting standards currently applicable to the Company. In the event an applicable accounting standard is issued while the Company remains an emerging growth company, the Company will disclose the dates on which adoption is required for non-emerging growth companies and emerging growth companies.

Prepayment Speed Exposure, page 85

16.	We note your disclosure regarding the importance of prepayment speeds on the value of your assets. Please disclose the constant prepayment rate of the assets in your initial portfolio.

In response to the Staff’s comment, the Company has disclosed the constant prepayment rate of the Excess MSRs in its initial portfolio as of June 30, 2012 and the RMBS acquired subsequent to June 30, 2012. This disclosure is included in tables on pages 77, 79, 95 and 97. For ease of reference, the tables are also included in Annex A and Annex B hereto (please see column “1 Month CPR” and column “3 Month CPR,” respectively).

Mr. Michael McTiernan

Securities and Exchange Commission

October 23, 2012

17.	We refer to your table on pages 85 and 86 that discloses the estimated change in fair value of your Excess MSRs given shifts in discount rate, prepayment speed, delinquency rate and recapture rate. Please also include disclosure on the quantitative impact of changes in interest rate or your net interest income or portfolio value.

In response to the Staff’s comment, the Company has included disclosure on the quantitative impact of changes in interest rates on the net interest income and value of its RMBS portfolio on page 86. For ease of reference, this disclosure is set forth below.

•

As of June 30, 2012 (pro forma to include RMBS acquired subsequent to June 30, 2012, and associated financing), a 1% increase in short term interest rates would increase our earnings by approximately $2.6 million per annum, based on the net floating rate exposure as of June 30, 2012 from our investments and financings.

•

As of June 30, 2012 (pro forma to include RMBS acquired subsequent to June 30, 2012, and associated financing), a 1% increase in short term interest rates would have no impact on our net book value, based on the net fixed rate exposures as of June 30, 2012 from our investments.

The Company respectfully informs the Staff that Excess MSRs are not directly affected by interest rates because Excess MSRs generate income as a fixed percentage of the unpaid principal balance of the related mortgages. A change in interest rates will affect the income from and value of Excess MSRs only to the extent that it results in a change in prepayment or discount rates. (The Company has described the impact of changes in prepayment and discount rates on page 86.) Accordingly, disclosure on the quantitative impact of changes in interest rates is provided for the Company’s RMBS, but not for its portfolio as a whole.

Credit Risk, page 87

18.	For your Excess MSRs and non-Agency RMBS assets, please provide disclosure of any ratings on your assets, indicating whether any are investment grade or non-investment grade. Include internal or external credit or risk ratings and expand your disclosure of how management evaluates credit quality. Discuss any metrics management uses to measure changes in credit risk of the portfolio, including for example, non-performing loan amounts, “watch lists” of troubled but performing assets, loan-to-value ratios or measures of your position in the capital stack.

In response to the Staff’s comment, the Company has disclosed the ratings of its non-Agency RMBS and the FICO scores of the loan pools underlying its Excess MSRs (which is the applicable credit rating for this asset) in the tables on pages 77, 79, 95 and 97. For ease of reference, this disclosure is also included in Annex A and Annex B hereto (please see columns “FICO Score” and “Average Minimum Rating,” respectively).

In response to the Staff’s comment, the Company has also expanded its disclosure of how management evaluates credit quality and the metrics it uses to measure changes in the credit risk of the Company’s portfolio on page 87. For ease of reference, this disclosure is set forth below.

We seek to reduce credit risk through prudent asset selection, actively monitoring our asset portfolio and the underlying credit quality of our holdings and, where appropriate and achievable, repositioning our investments to upgrade their credit quality. Our pre-acquisition due diligence and processes for monitoring performance include the evaluation of, among other things, credit and risk ratings, principal subordination, prepayment rates, delinquency and default rates, and vintage of collateral.

Mr. Michael McTiernan

Securities and Exchange Commission

October 23, 2012

Business, page 88

Initial Portfolio, page 93

19.	Please expand your disclosure to provide the following information on your initial portfolio of assets: amount of each asset type, collateral type, geographic diversification of collateral, interest rate type (i.e. fixed, floating or hybrid), loan size, asset duration and loan seasoning or vintage.

The Company has expanded its disclosure to provide the requested information. With respect to data other than geographic diversification, the Company has included the disclosure in tables on pages 77, 79, 95 and 97. For ease of reference, these tables are also included in Annex A and Annex B hereto.

For the Excess MSRs, the requested disclosures are included in the following columns of the table in Annex A:

•	Amount of each asset type—please see “Current Carrying Amount” for each of the five pools

•	Collateral type—please see “Collateral Characteristics”

•	Interest rate type—please see “Adjustable Rate Mortgage %”

•	Loan size—please see “Current Principal Balance”

•	Asset duration—please see “WA Maturity (months)”

•	Loan seasoning/vintage—please see “Average Loan Age (months)”

For the non-Agency RMBS, the requested disclosures are included in the following columns of the tables in Annex B:

•	Amount of each asset type—please see “Outstanding Face Amount”

•	Collateral type—please see the table on “Collateral Characteristics”

•	Interest rate type—please see note I, which specifies that all of the non-Agency RMBS are floating rate securities

•	Loan size—please see “Number of Securities” and “Outstanding Face Amount”

•	Asset duration—please see “Weighted Average Maturity (years)”

•	Loan seasoning/vintage—please see “Vintage” in each of the tables.

With respect to geographic diversification, the Company has included the disclosure in tables on pages 79 and 97 and in Note 3 of the consolidated financial statements on page F-19. For ease of reference, these tables are set forth below.

The following table sets forth the geographic diversification of the loans underlying our non-Agency RMBS.

Geographic Location	Outstanding Face Amount[1]	Percentage
Western U.S.	$133,561	42.0%
Southeastern U.S.	71,523	22.5%
Northeastern U.S.	57,623	18.1%
Southwestern U.S.	28,913	9.1%
Midwestern U.S.	26,427	8.3%

	$318,047	100.0%

(1)	Pro forma for RMBS acquired subsequent to June 30, 2012.

Mr. Michael McTiernan

Securities and Exchange Commission

October 23, 2012

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the Excess MSRs at June 30, 2012 (unaudited) and December 31, 2011:

Percentage of Total Outstanding Unpaid Principal Amount(A)
June 30, 2012		December 31, 2011
State Concentration	Percentage	State Concentration	Percentage
California	32.5%	California	19.4%
Florida	10.0%	Florida	11.1%
Washington	4.3%	Texas	6.7%
New York	4.1%	Arizona	4.8%
Arizona	4.0%	Virginia	3.5%
Texas	3.5%	Washington	3.2%
Colorado	3.5%	New Jersey	3.1%
Maryland	3.3%	Maryland	3.1%
New Jersey	3.2%	Illinois	3.0%
Virginia	3.0%	Nevada	2.7%
Other U.S.	28.6%	Other U.S.	39.4%

	100.0%		100.0%

(A)	Based on the information provided by the loan servicer as of the most recent remittance for the respective dates.

Geographic concentrations of investments expose NIC MSR to the risk of economic downturns within the relevant states. Any such downturn in a state where NIC MSR holds significant investments could affect the underlying borrower’s ability to make the mortgage payment and therefore could have a meaningful, negative impact on the Excess MSRs.

20.	We note that upon the separation you will have received certain of Newcastle’s non- Agency RMBS and Agency RMBS. Please discuss the criteria used to determine which RMBS would be contributed to you and which would be retained by Newcastle.

With respect to non-Agency RMBS, the Company informs the Staff that Newcastle has contributed to the Company all of the non-Agency RMBS that Newcastle has purchased (other than through securitization vehicles) since the beginning of 2012. The non-Agency RMBS that Newcastle will not contribute to us had a face amount of $244.2 million as of June 30, 2012. The Company may directly purchase non-Agency RMBS prior to the separation, and it is expected that these securities would continue to be held by the Company after the separation.

With respect to Agency RMBS, the Company respectfully informs the Staff that Newcastle has a portfolio of Agency RMBS with consistent characteristics. Newcastle may contribute a portion of this portfolio in order to rebalance its asset allocation in connection with the separation. Alternatively, the Company may purchase an equivalent amount of Agency RMBS from third parties.

Mr. Michael McTiernan

Securities and Exchange Commission

October 23, 2012

Investment Guidelines, page 98

21.	We note your disclosure that your investment guidelines may be changed from time to time without stockholder consent. Please disclose whether stockholders will be notified of such changes and, if so, how and when.

In response to the Staff’s comment the Company has revised its disclosure to state that any changes to the Company’s investment guidelines will be disclosed in its next required periodic report following the approval of such changes by the Company’s board of directors. This disclosure is included on page 99 and is set forth below for ease of reference.

These investment guidelines may be changed by our board of directors without the approval of our stockholders. If our board changes any of our investment guidelines, we will disclose such changes in our next required periodic report.

Conflicts of Interest, page 98

22.	We note that your manager also manages affiliated entities that may compete with you for your targeted assets. Please disclose the size of any competing funds and how investment opportunities may be allocated. Please also discuss any differences in management or other fees paid by competing funds to the manager.

The Company respectfully informs the Staff that it has expanded its disclosure to address the size of competing funds, the policy for allocating investment opportunities and differences in fees paid to the Manager by competing funds on pages 11 and 100–101. For ease of reference, this disclosure is set forth below.

We may compete with Newcastle and other entities affiliated with our Manager or Fortress for certain target assets. From time to time, affiliates of Fortress may seek to acquire the same or similar types of assets that we may seek to acquire. These affiliates currently have meaningful purchasing capacity, which may change over time depending upon a variety of factors, including, but not limited to, available equity capital and debt financing, market conditions and cash on hand. For example, Fortress has a fund primarily focused on investments in Excess MSRs. Fortress’s funds generally have a fee structure similar to ours, but the fees actually paid will vary depending on the size, terms and performance of each fund.

Our Manager may determine, in its discretion, to make a particular investment through an investment vehicle other than us. Investment allocation decisions will reflect a variety of factors, such as a particular vehicle’s availability of capital (including financing), investment objectives and concentration limits, legal, regulatory, tax and other similar considerations, the source of the investment opportunity and other factors that the Manager, in its discretion, deems appropriate. Our Manager will not have an obligation to offer us the opportunity to participate in any particular investment, even if it meets our investment objectives.

Management, page 109

23.	Please advise us whether you intend to provide Regulation S-K Item 402 information for those employees of your manager who receive tandem options and SARs in future filings that require Item 402 disclosure.

The Company respectfully informs the Staff that it will provide Regulation S-K Item 402 information in future filings that require Item 402 disclosure with respect to tandem options and SARs received by employees of the Manager who serve as the Company’s chief executive officer and chief financial officer.

Mr. Michael McTiernan

Securities and Exchange Commission

October 23, 2012

Note 2. Summary of Significant Accounting Policies, page F-8

Principles of Consolidation and Basis of Presentation, page F-8

24.	Please expand your disclosure to discuss the method used to allocate expenses to the company. See SAB 1.B.1 for reference.

In response to the Staff’s comment, the Company has expanded its disclosure to discuss the method used to allocate expenses for historical periods and to clarify that the Company and Newcastle do not intend to share expenses following the separation. The following disclosure is included on page F-15.

The incremental cost of certain legal, accounting and other expenses related to NIC MSR’s operations are reflected in the accompanying consolidated financial statements. Certain expenses of Newcastle, currently comprised primarily of a portion of its management fee, have been allocated to NIC MSR to the extent they are directly associated with NIC MSR. The portion of the management fee allocated to NIC MSR represents the product of the management fee rate payable by Newcastle (1.5%) and NIC MSR’s gross equity, which management believes is a reasonable method for quantifying the expense of the services provided by the employees of the Manager to NIC MSR. NIC MSR and Newcastle do not intend to share any expenses following the separation.

Note 3. Investments in Excess Mortgage Servicing Rights At Fair Value, page F-11

25.	We note your disclosure on page 28 that the Excess MSRs in which you invest are generally expected to generate cash flows for twenty or more years. Please reconcile this information with the weighted average maturity based on the timing of expected return of investments disclosed on page F-12.

The Company respectfully informs the Staff that it has eliminated the reference to cash generation for twenty or more years that was previously included in the risk factor on page 26, because the weighted average maturity is a more accurate reflection of the expected life of the Excess MSR investments.

26.	Please tell us and disclose how you determine the cost, carrying value and weighted average maturity attributable to the Recapture Agreements. Tell us the authoritative literature upon which you relied and how it supports your accounting treatment.

The Company advises the Staff that the Recapture Agreements represent the contingent right to receive future Excess MSRs if loans underlying the acquired Excess MSR pools are refinanced by Nationstar. Similar to its accounting treatment of Excess MSRs, the Company has elected to measure the Recapture Agreements at fair value pursuant to ASC 825-10-25.

In response to the Staff’s request, the Company has expanded its disclosure to address the methodology used to determine the cost, carrying value and weighted average maturity attributable to Recapture Agreements. The disclosure is included in footnotes to the table on page F-18 and is set forth below for ease of reference.

(A)	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.

(B)	Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.

(C)	Weighted Average Maturity represents the weighted average expected timing of the receipt of cash flows for this investment.

Mr. Michael McTiernan

Securities and Exchange Commission

October 23, 2012

Note 4. Fair Value of Financial Instruments, page F-13

27.	Please tell us and disclose how you determine the significant inputs used in valuing the Recapture Agreements and how this method differs from the method used in determining the remaining value of Pools.

The Company respectfully informs the Staff that the methodology for valuing Recapture Agreements and original pools is the same, except that the methodology for valuing Recapture Agreements also incorporates a recapture rate assumption. In response to the Staff’s request, the Company has expanded its disclosure as to how it determines the significant inputs used in valuing its Recapture Agreements. This disclosure is included on page F-21 and is set forth below for ease of reference.

•

Prepayment Speed: Prepayment speed projections are in the form of a “vector” that varies over the expected life of the pool. The prepayment vector specifies the percentage of the collateral balance that is expected to prepay voluntarily (i.e., pay off) and involuntarily (i.e., default) at each point in the future. The prepayment vector is based on assumptions that reflect factors such as the borrower’s FICO score, loan-to-value ratio, debt-to-income ratio, vintage on a loan level basis, as well as the projected effect on loans eligible for the Home Affordable Refinance Program 2.0 (“HARP 2.0”). This vector is scaled up or down to match recent collateral-specific prepayment experience. For the Recapture Agreements and recaptured loans, NIC MSR also considers industry research on the prepayment experience of similar loan pools. This data is obtained from remittance reports, market data services and other market sources.

•

Delinquency Rates: Delinquency rates are based on the recent pool-specific experience of loans that missed their most recent mortgage payments. For the Recapture Agreements and recaptured loans, delinquency rates are based on the experience of similar loan pools recently originated by Nationstar and recent delinquency experience. Additional consideration is given to loans that are expected to become 30 or more days delinquent.

•	Recapture Rates: Recapture rates are based on recent actual average recapture rates experienced by Nationstar on similar mortgage loan pools.

•

Excess Mortgage Servicing Amount: For existing mortgage pools, excess mortgage servicing amount projections are based on the actual total mortgage servicing amount in excess of a basic fee. For loans expected to be refinanced by Nationstar and subject to a Recapture Agreement, NIC MSR considers the excess mortgage servicing amount on loans recently originated by Nationstar and other general market considerations.

•	Discount Rate: The discount rates NIC MSR uses are derived from a range of observable pricing on mortgage servicing rights backed by similar collateral.

28.	We note your disclosure in note 3 that loans underlying your Excess MSRs include government-sponsored enterprise pools and pools in private label securitizations. Please tell us and disclose how you considered the differences between these pools of loans (e.g., credit risk, interest risk) in the assumptions used in your valuation of Excess MSRs, and why you have not included disclosure about the credit quality of the underlying pools.

The Company respectfully informs the Staff that the differences between the pools underlying its Excess MSRs are reflected in the assumptions about each loan pool’s prepayment speed and delinquency rate, which are two of the significant inputs used to value Excess MSRs. Assumptions about prepayment speeds and delinquency rates for a given pool will reflect pool-specific factors such as borrower FICO scores, loan-to-value ratio, debt-to-income ratio, loan vintage and the potential effects of HARP. As a result, the characteristics of a given pool will determine the value of the Excess MSR on such pool.

Mr. Michael McTiernan

Securities and Exchange Commission

October 23, 2012

In response to the Staff’s comment, the Company has expanded its disclosure about the credit quality of the loan pools underlying its Excess MSRs by including FICO scores, delinquency rates and default (i.e., involuntary prepayment) rates in the table on page 77 and 95. For ease of reference, this table is included in Annex A hereto.

29.	We note your disclosure that the company validates the inputs and outputs of the internal pricing models by comparing them to available independent third party market parameters and models for reasonableness. Please tell us and disclose the frequency of, extent to which you use, and any significant adjustments resulting from, these validations.

In response to the Staff’s comment, the Company has expanded its disclosure to describe its practices with respect to validating the inputs and outputs of its internal pricing models. This disclosure is included on page 73 and F-20 and is set forth below for ease of reference.

For Excess MSRs acquired prior to the current quarter, we obtain a fairness opinion related to the valuation of our Excess MSRs on the existing mortgage pools from an independent valuation firm at the current quarter end date. For Excess MSRs acquired during the current quarter, we obtain a fairness opinion related to the valuation of our Excess MSRs on the existing mortgage pools at the time of acquisition. To date, we have not made any significant valuation adjustments as a result of these third party opinions.

Note 8. Recent Activities, page F-17

30.	Please tell us your accounting treatment, if any, of the May 14, 2012 purchase agreement for additional investment in Excess MSRs.

The Company respectfully informs the Staff that the acquisition of Excess MSRs pursuant to the May 14, 2012 purchase agreement is contingent upon Nationstar being the highest bidder in the related bankruptcy auction. This agreement is being accounted for as a deposit, which is refundable if the Excess MSRs are not acquired, and is being recorded at cost until such time as the contingencies are resolved.

31.	Please tell us the date on which Newcastle contributed the non-agency RMBS to you, the consideration exchanged for the transferred investments, and the fair value of the RMBS. Also, tell us what consideration you gave to pro forma presentation of this transfer in your document.

The information requested with respect to date of contribution and fair value of the RMBS is included in the table below, together with the face amount of the RMBS. Consistent with the terms of a standard contribution transaction, no consideration was exchanged for the contributed investments.

Contribution Date	Face Amount	Fair Value
July 6, 2012	$177,434	$119,460
July 18, 2012	10,251	4,607
August 10, 2012	18,532	13,499
September 19, 2012	51,756	26,576

Total	$257,973	$164,142

The Company also directly purchased RMBS with a face amount of $60.0 million and a fair value of $34.9 million subsequent to September 19, 2012.

Mr. Michael McTiernan

Securities and Exchange Commission

October 23, 2012

Additionally, the Company respectfully informs the Staff that it has expanded its disclosure to include a pro forma presentation of its RMBS on pages 22–23, 68–69 and F-2–F-7. For ease of reference, the summary pro forma information included on pages 22–23 and 68–69 is set forth in Annex C hereto.

Exhibit Index, page II-7

32.	We note that you have received a private letter ruling from the IRS regarding your Excess MSRs. Please tell us if you intend to file this ruling as an exhibit to the registration statement pursuant to Item 601(b)(8) of Regulation S-K.

The Company respectfully advises the Staff that it does not intend to file the private letter ruling from the IRS as an exhibit to the Registration Statement. Item 601(b)(8) requires a registrant to file “. . . an opinion of counsel or of an independent or certified public accountant or, in lieu thereof, a revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to the shareholders as described in the filing when such tax matters are material to the transaction for which the registration statement is being filed.” The Company advises the Staff that it intends to file in a subsequent amendment to the Registration Statement an Exhibit 8 opinion of Skadden, Arps, Slate, Meagher & Flom LLP.

33.	Please submit all exhibits as promptly as possible. We will review the exhibits prior to granting effectiveness of the registration statement and may have further comments after our review. If you are not in a position to submit legal and tax opinions with your next amendment, please provide draft copies for us to review.

In response to the Staff’s comments, the Company advises the Staff that it has incorporated by reference all exhibits executed prior to the date hereof with this confidential submission of the Registration Statement and it will file all remaining exhibits as promptly as possible and acknowledges that the Staff may have further comments following its review of such exhibits. For the Staff’s supplemental review, the Company has provided drafts of the Exhibit 5 opinion of Skadden, Arps, Slate, Meagher & Flom LLP, which will be issued substantially in the form attached hereto as Annex D, the Exhibit 8.1 opinion of Skadden, Arps, Slate, Meagher & Flom LLP, which will be issued substantially in the form attached hereto as Annex E, and the Exhibit 8.2 opinion of Skadden, Arps, Slate, Meagher & Flom LLP, which will be issued substantially in the form attached hereto as Annex F.

Should any member of the Staff have any questions or comments concerning this filing or the materials submitted herewith, or desire any further information or clarification in respect of the Revised Registration Statement, please do not hesitate to contact the undersigned, Richard Aftanas at (212) 735-4112 or Joseph Coco at (212) 735-3050 or Michael Schwartz at (212) 735-3694.

Sincerely,

/s/ Richard Aftanas

Annex A—Excess MSR Collateral Characteristics

		Excess MSR Collateral Characteristics
	Current Carrying Amount	Original Principal Balance	Current Principal Balance	FICO Score	WA Coupon	WA Maturity (months)	Average Loan Age (months)	Adjustable Rate Mortgage %	Un- collected Payments(A)	Delinquency 30+ (A)	1 Month CPR(B)	1 Month CRR(C)	1 Month CDR(D)	Recapture Rate
Pool 1
Original Pool	$36,772	$9,940,385	$8,926,101	690	6.1%	285	66	19.2%	8.2%	11.5%	18.6%	16.3%	2.8%	40.0%
Recaptured Loans	841	—	194,047	757	4.9%	305	3	3.7%	0.1%	0.1%	0.7%	0.7%	0.0%	0.0%
Recapture Agreements	6,067	—	—	—	—	—	—	—	—	—	—	—	—	—

	43,680	9,940,385	9,120,148	692	6.0%	285	65	18.9%	8.0%	11.2%	18.4%	16.1%	2.7%	40.0%

Pool 2
Original Pool	36,934	10,383,891	9,942,371	701	5.3%	323	55	11.5%	N/A	15.3%	10.2%	9.4%	0.7%	N/A
Recapture Agreement	5,904	—	—	—	—	—	—	—	—	—	—	—	—	—

	42,838	10,383,891	9,942,371	701	5.3%	323	55	11.5%	N/A	15.3%	10.2%	9.4%	0.7%	N/A

Pool 3
Original Pool	31,421	9,844,114	9,739,715	690	4.7%	292	70	36.3%	N/A	18.1%	10.3%	7.3%	3.2%	N/A
Recapture Agreement	5,221	—	—	—	—	—	—	—	—	—	—	—	—	—

	36,642	9,844,114	9,739,715	690	4.7%	292	70	36.3%	N/A	18.1%	10.3%	7.3%	3.2%	N/A

Pool 4
Original Pool	12,638	6,250,549	6,210,442	684	3.9%	313	62	58.1%	N/A	25.8%	6.3%	1.8%	4.5%	N/A
Recapture Agreement	2,969	—	—	—	—	—	—	—	—	—	—	—	—	—

	15,607	6,250,549	6,210,442	684	3.9%	313	62	58.1%	N/A	25.8%	6.3%	1.8%	4.5%	N/A

Pool 5
Original Pool	117,844	47,572,905	46,945,452	659	4.9%	297	68	56.1%	N/A	34.8%	13.1%	3.8%	9.6%	N/A
Recapture Agreement	8,521	—	—	—	—	—	—	—	—	—	—	—	—	—

	126,365	47,572,905	46,945,452	659	4.9%	297	68	56.1%	N/A	34.8%	13.1%	3.8%	9.6%	N/A

Total/WA	$265,132	$83,991,844	$81,958,128	673	5.0%	299	66	44.3%	N/A	27.1%	12.5%	6.1%	6.6%	N/A

(A)	Uncollected payments represent the percentage of underlying loans that missed their most recent payment and therefore we did not receive our excess mortgage servicing amount. Delinquency 30+ represents the percentage of underlying loans that are delinquent by 30 days or more.
(B)	Constant prepayment rate
(C)	Voluntary prepayment rate
(D)	Involuntary prepayment rate

18

Annex B—Non-Agency RMBS

	Non-Agency RMBS Characteristics(A)
Vintage(B)	Average Minimum Rating(C)	Number of Securities	Outstanding Face Amount	Amortized Cost Basis	Percentage of Total Amortized Cost Basis	Carrying Value	Principal Subordination(D)	Excess Spread(E)	Weighted Average Maturity (Years)
Pre 2004	CCC-	10	$29,686	$22,882	11.5%	$22,882	18.1%	3.4%	6.4
2004	D	2	40,782	20,507	10.3%	20,507	16.2%	3.9%	9.8
2005	D	1	2,647	1,489	0.7%	1,489	0.0%	0.0%	9.8
2006	D	4	132,099	78,389	39.4%	78,389	0.1%	2.8%	5.2
2007 and later	CCC-	4	112,833	75,774	38.1%	75,774	16.9%	2.5%	4.4

Total/WA(I)	C	21	$318,047	$199,041	100.0%	$199,041	9.8%	2.9%	5.6

	Non-Agency RMBS Collateral Characteristics(A)
Vintage(B)	Average Loan Age (years)	Collateral Factor(F)	3 month CPR(G)	Delinquency(H)	Cumulative Losses to Date
Pre 2004	9.3	0.07	9.6%	13.7%	3.2%
2004	7.8	0.09	15.7%	22.4%	3.5%
2005	6.8	0.11	10.6%	21.7%	14.0%
2006	6.2	0.30	10.4%	25.4%	18.6%
2007 and later	5.7	0.51	13.4%	26.0%	21.9%

Total / WA	6.5	0.33	12.1%	24.1%	16.3%

(A)	Pro forma to include RMBS acquired subsequent to June 30, 2012.
(B)	The year in which the securities were issued.
(C)	Ratings provided above were determined by third party rating agencies as of a particular date, may not be current and are subject to change at any time. We had approximately $1.6 million of non-Agency RMBS assets that were on negative watch for possible downgrade by at least one rating agency as of June 30, 2012.
(D)	The percentage of the outstanding face amount of securities and residual interests that is subordinate to our investments.
(E)	The annualized amount of interest received on the underlying loans in excess of the interest paid on the securities, as a percentage of the outstanding collateral balance.
(F)	The ratio of original unpaid principal balance of loans still outstanding.
(G)	Three month average constant prepayment rate.
(H)	The percentage of underlying loans that are 90+ days delinquent, or in foreclosure or considered real estate owned (REO).
(I)	All of the outstanding non-Agency RMBS are floating rate securities.

Annex C—Summary Historical and Pro Forma Consolidated Financial Information

We were formed in September 2011 as NIC MSR LLC, a Delaware limited liability company and wholly owned subsidiary of Newcastle. We subsequently changed our name and were converted to a Delaware corporation in             . Since the commencement of our operations on December 8, 2011, we have acquired investments in Excess MSRs on five pools of mortgage loans through June 30, 2012.

The following table presents our summary historical and pro forma financial information for the period from the commencement of our operations on December 8, 2011 through December 31, 2011 and for the six months ended June 30, 2012.

The summary historical consolidated statement of income for the period from December 8, 2011 (commencement of operations) to December 31, 2011 and the summary historical consolidated balance sheet as of December 31, 2011 have been derived from our audited financial statements included elsewhere in this prospectus. The summary historical consolidated statement of income for the six months ended June 30, 2012 and the summary historical consolidated balance sheet as of June 30, 2012 have been derived from our unaudited financial statements included elsewhere in this prospectus. The unaudited financial statements have been prepared on the same basis as the audited financial statements and, in the opinion of our management, include all material adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the information set forth herein. Operating results for the periods presented are not necessarily indicative of the results that may be expected for the year ending December 31, 2012 or for any future period.

The unaudited pro forma information set forth below reflects the historical information of NIC MSR, as adjusted to give effect to the transactions described below as if each had occurred as of December 8, 2011 (commencement of operations), in the case of the pro forma condensed consolidated statement of operations information, and June 30, 2012, in the case of pro forma condensed consolidated balance sheet information. The following transactions are reflected in the pro forma financial information:

•

The acquisition of non-Agency RMBS by NIC MSR subsequent to June 30, 2012. Newcastle contributed non-Agency RMBS to NIC MSR and NIC MSR directly purchased securities. The non-Agency RMBS had a face amount of approximately $318 million and a fair value of approximately $199 million as of the date acquired.

•	The financing of the non-Agency RMBS acquired by NIC MSR subsequent to June 30, 2012. NIC MSR financed two of the non-Agency RMBS with approximately $59.2 million of repurchase agreements.

The unaudited pro forma information below is based upon available information and assumptions that we believe are reasonable. The unaudited pro forma financial information is presented for illustrative and informational purposes only and is not intended to represent or be indicative of what our financial condition or results of operations would have been had the transactions described above occurred on the dates indicated. The unaudited pro forma information also should not be considered representative of our future financial condition or results of operations.

In addition to the pro forma adjustments to our historical combined financial statements, various other factors will have an effect on our financial condition and results of operations, including those discussed under “Risk Factors” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations.”

	December 8, 2011 through December 31, 2011		Six Months Ended June 30, 2012
	Pro Forma	Historical	Pro Forma	Historical
	(unaudited)		(unaudited)
	(in thousands, except per share data)
Statement of income data
Interest income	$2,086	$1,260	$13,069	$6,516
Interest expense	84	0	666	0
Change in fair value of investments in excess mortgage servicing rights	367	367	4,739	4,739
Expenses	1,045	913	3,142	2,093

Net income	$1,324	$714	$14,000	$9,162

Net income per share:
Basic and diluted
Number of shares outstanding:
Basic and diluted

	December 31, 2011		June 30, 2012
			Pro Forma	Historical
			(unaudited)
	(in thousands)
Balance sheet data:
Total assets		$43,971	$480,974	$281,933
Total liabilities		4,163	92,750	33,531
Total Newcastle’s equity		39,808	388,224	248,402

Annex D—Exhibit 5.1 Opinion of Skadden, Arps, Slate, Meagher & Flom LLP

Skadden, Arps, Slate, Meagher & Flom LLP

Four Times Square

New York, New York 10036-6522

                     , 2012

Spinco Inc.

c/o Newcastle Investment Corp.

1345 Avenue of the Americas

New York, New York 10105

Re:	Spinco Inc. Registration Statement on Form S-11 (File No. 333- )

Ladies and Gentlemen:

We have acted as special counsel to Spinco Inc., a Delaware corporation (the “Company”), and Newcastle Investment Corp., a Maryland corporation (“Newcastle”), in connection with the special dividend distribution and the related separation transactions (collectively, the “Separation and Distribution”) by Newcastle of all of the issued and outstanding common stock (the “Distribution Shares”), par value $0.01 per share (the “Common Stock”), of the Company. On                      2012, NIC MSR LLC (“NIC MSR”), a Delaware limited liability company, was converted into the Company pursuant to Section 265 of the General Corporation Law of the State of Delaware (the “DGCL”) and Section 18-216 of the Delaware Limited Liability Company Act (the “DLLCA”) by filing a Certificate of Conversion to a Corporation (the “Certificate of Conversion”) with the Secretary of State of the State of Delaware.

This opinion is being furnished in accordance with the requirements of Item 601(b)(5) of Regulation S-K of the General Rules and Regulations under the Securities Act of 1933, as amended (the “Act”).

In connection with this opinion, we have examined originals or copies, certified or otherwise identified to our satisfaction, of (a) the Registration Statement on Form S-11 (File No. 333-             ) of the Company, including all amendments or supplements thereto (the “Registration Statement”), as filed with the Securities and Exchange Commission (the “Commission”) under the Act; (b) the form of Separation and Distribution Agreement between the Company and Newcastle to be in executed in connection with the Separation and Distribution and filed as an exhibit to the Registration Statement (the “Separation and Distribution Agreement”); (c) a specimen certificate evidencing the Distribution Shares in the form filed as an exhibit to the Registration Statement; (d) the Certificate of Formation, dated September 26, 2011, of NIC MSR; (e) the Limited Liability Company Agreement, dated September 26, 2011, of NIC MSR; (f) the Certificate of Conversion; (g) the Certificate of Incorporation of the Company, as amended to date and currently in effect; (h) the Bylaws of the Company, as amended to date and currently in effect; (i) the form of Amended and Restated Certificate of Incorporation (the “New Charter”) of the Company, to be in effect in connection with the consummation of the Separation and Distribution and filed as an exhibit to the Registration Statement; (j) the form of Amended and Restated Bylaws of the Company (the “New Bylaws”), to be in effect in connection with the consummation of the Separation and Distribution and filed as an exhibit to the Registration Statement; and (k) certain resolutions of (i) NIC MSR, (ii) the Company and (iii) Newcastle, as the sole member of NIC MSR and the sole stockholder of the Company, relating to the Separation and Distribution, the conversion of NIC MSR into the Company and related matters. We have also examined originals or copies, certified or otherwise identified to our satisfaction, of such records of the Company and such agreements, certificates and receipts of public officials, certificates of officers or other representatives of the Company and others, and such other documents, certificates and records as we have deemed necessary or appropriate as a basis for the opinions set forth below.

Spinco Inc.

                    , 2012

In our examination, we have assumed the legal capacity of all natural persons, the genuineness of all signatures, the authenticity of all documents submitted to us as originals, the conformity to original documents of all documents submitted to us as facsimile, electronic, certified or photostatic copies and the authenticity of the originals of such copies. In making our examination of executed documents, we have assumed that the parties thereto, other than the Company and NIC MSR, had the power, corporate or other, to enter into and perform all obligations thereunder and have also assumed the due authorization by all requisite action, corporate or other, and the execution and delivery by such parties of such documents and the validity and binding effect thereof on such parties. As to any facts material to the opinions expressed herein that we did not independently establish or verify, we have relied upon statements and representations of officers and other representatives of the Company and others and of public officials.

Members of our firm are admitted to the bar in the State of Delaware and we do not express any opinion with respect to the law of any jurisdiction other than the DGCL and the DLLCA and we do not express any opinion as to the effect of any other laws on the opinions herein stated.

Based upon and subject to the foregoing, we are of the opinion that when (i) the Registration Statement becomes effective under the Act; (ii) the Separation and Distribution is consummated in accordance with the Separation and Distribution Agreement and (iii) an appropriate account statement has been issued by the Company’s transfer agent for Common Stock evidencing that the Distribution Shares have been credited to the recipient’s account maintained with such transfer agent, the issuance of the Distribution Shares pursuant to the terms of the Separation and Distribution Agreement will have been have been duly authorized and the Distribution Shares will be validly issued, fully paid and nonassessable.

We hereby consent to the filing of this opinion with the Commission as an exhibit to the Registration Statement. We also consent to the reference to our firm under the caption “Legal Matters” in the Registration Statement. In giving this consent, we do not thereby admit that we are included in the category of persons whose consent is required under Section 7 of the Act or the rules and regulations of the Commission.

Very truly yours,

Annex E—Exhibit 8.1 Opinion of Skadden, Arps, Slate, Meagher & Flom LLP

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
155 NORTH WACKER DRIVE CHICAGO, ILLINOIS 60606-1720	FIRM/AFFILIATE OFFICES

TEL: (312) 407-0700 FAX: (312) 407-0411 www.skadden.com [ ], 2012	BOSTON HOUSTON LOS ANGELES NEW YORK PALO ALTO WASHINGTON, D.C. WILMINGTON

Spinco Inc. 1345 Avenue of the Americas New York, New York 10105	BEIJING BRUSSELS FRANKFURT HONG KONG LONDON MOSCOW MUNICH PARIS SÃO PAULO SHANGHAI SINGAPORE SYDNEY TOKYO

Re:         Certain Federal Income Tax Matters

Ladies and Gentlemen:

You have requested our opinion concerning certain Federal income tax considerations in connection with the offering (the “Offering”) by Spinco Inc., a Delaware corporation (“Spinco”), of shares of Common Stock, par value $0.01 per share (the “Common Stock”), pursuant to a Registration Statement on Form S-11 (File No. [    ]), including all amendments or supplements thereto, filed with the Securities and Exchange Commission (the “Prospectus”).

We have acted as tax counsel to Spinco in connection with the preparation and filing of the Prospectus and certain other documents. In connection with this opinion, we have examined originals or copies, certified or otherwise identified to our satisfaction, of the Prospectus and such other documentation and information provided by you as we have deemed necessary or appropriate as a basis for the opinion set forth herein. In addition, you have provided us with, and we are relying upon, a certificate containing certain factual representations and covenants of officers of Spinco (the “SpinCo Officers’ Certificate”) relating to, among other things, the actual and proposed operations of Spinco and the entities in which it holds, or has held, a direct or indirect interest (collectively, the “Company”). Moreover, we are, at your request, relying on the accuracy and completeness of all information provided in (i) a certificate, dated the date hereof, executed by officers of FHC Property Management LLC (“FHC,” and such certificate, the “FHC Officers’ Certificate”) and (ii) a certificate, dated the date hereof, executed by officers of Newcastle Investment Corp. (“Newcastle,” and such certificate, the “Newcastle Officers’ Certificate,” and, collectively with the Spinco Officers’ Certificate and FHC Certificate, the “Officers’ Certificates”). For purposes of our opinion, we have not independently verified the facts, representations and covenants set forth in the Officers’ Certificates, the Prospectus, or in any other document. In particular, we note that the Company, FHC, and Newcastle have engaged in, and may engage in, transactions in connection with which we have not provided legal advice, and have not reviewed, and of which we may be unaware. We have, consequently, assumed and relied on your representations and the representations of Newcastle, as the case may be, that the information presented in the Officers’ Certificates, the Prospectus, and other documents, or otherwise furnished to us, accurately and completely describes all material facts relevant to our opinion. We have assumed that such statements, representations and covenants are true without regard to any qualification as to knowledge, belief, or intent. Our opinion is conditioned on the continuing accuracy and completeness of such statements, representations and covenants. Any material change or inaccuracy in the facts referred to, set forth, or assumed herein or in the Officers’ Certificates may affect our conclusions set forth

Spinco Inc.

[                    ], 2012

herein. We have, at your request, also relied upon the following opinions relating to Newcastle: (i) the opinion of Brown & Wood LLP, dated May 5, 1999, regarding the qualification of Impac Commercial Holdings, Inc. as a real estate investment trust (“REIT”); (ii) the opinion of Thacher Proffitt & Wood, dated July 22, 1999, in connection with the issuance of certain notes by Fortress CBO Investments I, Limited and Fortress CBO Investments I Corp.; (iii) the opinion of Sidley & Austin, dated November 17, 1999, in connection with the issuance of certain certificates by Fortress Commercial Mortgage Trust 1999-PC1; (iv) the opinion of Sidley & Austin, dated May 27, 1999, in connection with the issuance of certain certificates by Government Lease Trust; (v) the opinion of Sidley Austin Brown & Wood LLP, dated December 31, 2001, in connection with the issuance of certain notes by FIC GSA Mezzanine Borrower LLC and FIC Houston LLC; (vi) the opinion of Thacher Proffitt & Wood, dated July 12, 2002, in connection with the issuance of certain bonds by Impac CMB Trust 1998-C1; (vii) the opinion of Thacher Proffitt & Wood LLP, dated November 16, 2006, regarding the tax treatment of certain notes by Newcastle CDO VIII 1, Limited, Newcastle CDO VIII 2, Limited, and Newcastle CDO VIII LLC; (viii) the opinion of Sidley Austin Brown & Wood LLP, dated March 25, 2004, in connection with the acquisition by DBNCH Circle LLC and DBNCF Circle LLC of certain petroleum properties from Circle K Stores, Inc.; and (ix) the opinion of Sidley Austin Brown & Wood LLP, dated March 25, 2004, in connection with the leaseback of such petroleum properties by DBNCH Circle LLC and DBNCF Circle LLC to Circle K Stores, Inc.

In our review of certain documents in connection with our opinion as expressed below, we have assumed the legal capacity of all natural persons, the genuineness of all signatures, the authenticity of all documents submitted to us as originals, the conformity to original documents of all documents submitted to us as certified, conformed, photostatic, or electronic copies, and the authenticity of the originals of such copies. Where documents have been provided to us in draft form, we have assumed that the final executed versions of such documents will not differ materially from such drafts.

Our opinion is also based on the correctness of the following assumptions: (i) Spinco and each of the entities comprising the Company has been and will continue to be operated in accordance with the laws of the jurisdiction in which it was formed and in the manner described in the relevant organizational documents, (ii) Newcastle, and each of the entities in which it holds, or has held, a direct or indirect interest, has been and will continue to be operated in accordance with the laws of the jurisdiction in which it was formed in the manner described in the relevant organizational documents, (iii) there will be no changes in the applicable laws of the State of Delaware, the State of Maryland or of any other jurisdiction under the laws of which any of the entities comprising (a) the Company or (b) Newcastle and the entities in which it holds, or has held, a direct or indirect interest, have been formed, and (iii) each of the written agreements to which (a) the Company or (b) Newcastle or the entities in which it holds, or has held, a direct or indirect interest, is a party will be implemented, construed and enforced in accordance with its terms.

In rendering our opinion, we have considered and relied upon the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder (“Regulations”), administrative rulings and other interpretations of the Code and the Regulations by the courts and the Internal Revenue Service (“IRS”), all as they exist at the date hereof. It should be noted that the Code, Regulations, judicial decisions, and administrative interpretations are subject to change at any time and, in some circumstances, with retroactive effect. A material change that is made after the date hereof in any of the foregoing bases for our opinion could affect our conclusions set forth herein. In this regard, an opinion of counsel with respect to an issue represents counsel’s best judgment as to the outcome on the merits with respect to such issue, is not binding on the IRS or the courts, and is not a guarantee that the IRS will not assert a contrary position with respect to such issue or that a court will not sustain such a position if asserted by the IRS.

We express no opinion as to the laws of any jurisdiction other than the Federal laws of the United States of America to the extent specifically referred to herein. In addition, we express no opinion on any issue relating to Spinco or any investment therein, other than as expressly stated herein.

Spinco Inc.

[                    ], 2012

Based on the foregoing, we are of the opinion that, commencing with Spinco’s initial taxable year ending on December 31, 2012, Spinco has been organized in conformity with the requirements for qualification as a REIT under the Code, and its proposed method of operation will enable it to meet the requirements for qualification and taxation as a REIT.

As noted in the Prospectus, Spinco’s qualification and taxation as a REIT depend upon its ability to meet, through actual annual operating results, certain requirements, including requirements relating to distribution levels and diversity of stock ownership, and the various qualification tests imposed under the Code, the results of which are not reviewed by us. Accordingly, no assurance can be given that the actual results of Spinco’s operation for any one taxable year satisfy the requirements for taxation as a REIT under the Code.

In addition, and as noted in the Prospectus, Spinco’s ability to qualify as a REIT under the Code depends on Newcastle’s continued qualification as a REIT for the 2012 and, potentially, 2013 taxable years. Concurrently herewith, we have issued an opinion to Newcastle (the “Newcastle Opinion”) to the effect that, commencing with Newcastle’s initial taxable year ending December 31, 2002, Newcastle has been organized in conformity with the requirements for qualification as a REIT under the Code, and its actual method of operation through the date hereof has enabled, and its proposed method of operation will enable, it to meet the requirements for qualification and taxation as a REIT. It should be noted that the Newcastle Opinion is based on the assumptions described therein, the Newcastle Officers’ Certificate and the FHC Officers’ Certificate. Additionally, Newcastle’s qualification and taxation as a REIT depend upon its ability to meet, through actual annual operating results, certain requirements, including requirements relating to distribution levels and diversity of stock ownership, and the various qualification tests imposed under the Code, the results of which are not reviewed by us. No assurance can be given as to whether the actual results of Newcastle’s operation for any one taxable year will enable it to qualify as a REIT under the Code, nor can any assurance be given that a failure of Newcastle to qualify as a REIT under the Code will not prevent Spinco from qualifying as a REIT under the Code. Accordingly, we have assumed for purposes of this opinion that Newcastle will qualify as a REIT under the Code for the 2012 and 2013 taxable years.

This opinion has been prepared for you in connection with the Offering. It may not be relied upon by anyone else without our prior written consent. This opinion is expressed as of the date hereof, and we are under no obligation to supplement or revise our opinion to reflect any legal developments or factual matters arising subsequent to the date hereof, or the impact of any information, document, certificate, record, statement, representation, covenant, or assumption relied upon herein that becomes incorrect or untrue.

Very truly yours,

Annex F—Exhibit 8.2 Opinion of Skadden, Arps, Slate, Meagher & Flom LLP

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
155 NORTH WACKER DRIVE CHICAGO, ILLINOIS 60606-1720	FIRM/AFFILIATE OFFICES

TEL: (312) 407-0700 FAX: (312) 407-0411 www.skadden.com [ ], 2012	BOSTON HOUSTON LOS ANGELES NEW YORK PALO ALTO WASHINGTON, D.C. WILMINGTON

Newcastle Investment Corp. 1345 Avenue of the Americas New York, New York 10105	BEIJING BRUSSELS FRANKFURT HONG KONG LONDON MOSCOW MUNICH PARIS SÃO PAULO SHANGHAI SINGAPORE SYDNEY TOKYO

Re:         Certain Federal Income Tax Matters

Ladies and Gentlemen:

You have requested our opinion concerning certain Federal income tax considerations in connection with the offering (the “Offering”) by Spinco Inc., a Delaware corporation (“Spinco”), of shares of Common Stock, par value $0.01 per share (the “Common Stock”), pursuant to a Registration Statement on Form S-11 (File No. [    ]), including all amendments or supplements thereto, filed with the Securities and Exchange Commission.

We have acted as tax counsel to Newcastle Investment Corp., a Maryland corporation (“Newcastle”), in connection with the preparation and filing of the Registration Statement on Form S-3 (No. 333-182103), filed with the SEC on June 3, 2012, and the prospectus contained therein (the “Base Prospectus”), the prospectus supplement, as amended, dated July 26, 2012 (the “Prospectus Supplement,” and, together with the Base Prospectus, the “Prospectus”), and certain other documents. In connection with this opinion, we have examined originals or copies, certified or otherwise identified to our satisfaction, of the Prospectus and such other documentation and information provided by you as we have deemed necessary or appropriate as a basis for the opinion set forth herein. In addition, you have provided us with, and we are relying upon, a certificate containing certain factual representations and covenants of officers of Newcastle (the “Officers’ Certificate”) relating to, among other things, the actual and proposed operations of Newcastle and the entities in which it holds, or has held, a direct or indirect interest (collectively, the “Company”). Moreover, we are, at your request, relying on the accuracy and completeness of all information provided in a certificate, dated July 18, 2012, executed by officers of FHC Property Management LLC (“FHC,” and such certificate, the “FHC Certificate”). For purposes of our opinion, we have not independently verified the facts, representations and covenants set forth in the Officers’ Certificate, the FHC Certificate, the Prospectus, or in any other document. In particular, we note that the Company has engaged in, and may engage in, transactions in connection with which we have not provided legal advice, and have not reviewed, and of which we may be unaware. We have, consequently, assumed and relied on your representations and the representations of FHC, as the case may be, that the information presented in the Officers’ Certificate, the FHC Certificate, the Prospectus, and other documents, or otherwise furnished to us, accurately and completely describes all material facts relevant to our opinion. We have assumed that such statements, representations and covenants are true without regard to any qualification as to knowledge, belief, or intent. Our opinion is conditioned on the continuing accuracy and completeness of such statements, representations and covenants. Any material change or inaccuracy in the facts referred to, set forth, or assumed

Newcastle Investment Corp.

[                    ], 2012

herein or in the Officers’ Certificate or the FHC Certificate may affect our conclusions set forth herein. We have, at your request, also relied upon: (i) the opinion of Brown & Wood LLP, dated May 5, 1999, regarding the qualification of Impac Commercial Holdings, Inc. as a real estate investment trust (“REIT”); (ii) the opinion of Thacher Proffitt & Wood, dated July 22, 1999, in connection with the issuance of certain notes by Fortress CBO Investments I, Limited and Fortress CBO Investments I Corp.; (iii) the opinion of Sidley & Austin, dated November 17, 1999, in connection with the issuance of certain certificates by Fortress Commercial Mortgage Trust 1999-PC1; (iv) the opinion of Sidley & Austin, dated May 27, 1999, in connection with the issuance of certain certificates by Government Lease Trust; (v) the opinion of Sidley Austin Brown & Wood LLP, dated December 31, 2001, in connection with the issuance of certain notes by FIC GSA Mezzanine Borrower LLC and FIC Houston LLC; (vi) the opinion of Thacher Proffitt & Wood, dated July 12, 2002, in connection with the issuance of certain bonds by Impac CMB Trust 1998-C1; and (vii) the opinion of Thacher Proffitt & Wood LLP, dated November 16, 2006, regarding the tax treatment of certain notes by Newcastle CDO VIII 1, Limited, Newcastle CDO VIII 2, Limited, and Newcastle CDO VIII LLC. In addition, we have, at your request, relied upon (i) the opinion of Sidley Austin Brown & Wood LLP, dated March 25, 2004, in connection with the acquisition by DBNCH Circle LLC and DBNCF Circle LLC of certain petroleum properties from Circle K Stores, Inc., and (ii) the opinion of Sidley Austin Brown & Wood LLP, dated March 25, 2004, in connection with the leaseback of such petroleum properties by DBNCH Circle LLC and DBNCF Circle LLC to Circle K Stores, Inc.

In our review of certain documents in connection with our opinion as expressed below, we have assumed the legal capacity of all natural persons, the genuineness of all signatures, the authenticity of all documents submitted to us as originals, the conformity to original documents of all documents submitted to us as certified, conformed, photostatic, or electronic copies, and the authenticity of the originals of such copies. Where documents have been provided to us in draft form, we have assumed that the final executed versions of such documents will not differ materially from such drafts.

Our opinion is also based on the correctness of the following assumptions: (i) Newcastle and each of the entities comprising the Company has been and will continue to be operated in accordance with the laws of the jurisdiction in which it was formed and in the manner described in the relevant organizational documents, (ii) there will be no changes in the applicable laws of the State of Maryland or of any other jurisdiction under the laws of which any of the entities comprising the Company have been formed, and (iii) each of the written agreements to which the Company is a party will be implemented, construed and enforced in accordance with its terms.

In rendering our opinion, we have considered and relied upon the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder (“Regulations”), administrative rulings and other interpretations of the Code and the Regulations by the courts and the Internal Revenue Service (“IRS”), all as they exist at the date hereof. It should be noted that the Code, Regulations, judicial decisions, and administrative interpretations are subject to change at any time and, in some circumstances, with retroactive effect. A material change that is made after the date hereof in any of the foregoing bases for our opinion could affect our conclusions set forth herein. In this regard, an opinion of counsel with respect to an issue represents counsel’s best judgment as to the outcome on the merits with respect to such issue, is not binding on the IRS or the courts, and is not a guarantee that the IRS will not assert a contrary position with respect to such issue or that a court will not sustain such a position if asserted by the IRS.

We express no opinion as to the laws of any jurisdiction other than the Federal laws of the United States of America to the extent specifically referred to herein. In addition, we express no opinion on any issue relating to Newcastle or any investment therein, other than as expressly stated herein.

Based on the foregoing, we are of the opinion that, commencing with Newcastle’s initial taxable year that ended on December 31, 2002, Newcastle has been organized in conformity with the requirements for

Newcastle Investment Corp.

[                    ], 2012

qualification as a REIT under the Code, and its actual method of operation through the date of this letter has enabled, and its proposed method of operation will enable, it to meet the requirements for qualification and taxation as a REIT. As noted in the Prospectus, Newcastle’s qualification and taxation as a REIT depend upon its ability to meet, through actual annual operating results, certain requirements, including requirements relating to distribution levels and diversity of stock ownership, and the various qualification tests imposed under the Code, the results of which are not reviewed by us. Accordingly, no assurance can be given that the actual results of Newcastle’s operation for any one taxable year satisfy the requirements for taxation as a REIT under the Code.

This opinion has been prepared for you and Spinco in connection with the Offering. It may not be relied upon by anyone else without our prior written consent. This opinion is expressed as of the date hereof, and we are under no obligation to supplement or revise our opinion to reflect any legal developments or factual matters arising subsequent to the date hereof, or the impact of any information, document, certificate, record, statement, representation, covenant, or assumption relied upon herein that becomes incorrect or untrue.

Very truly yours,